Loans, Allowance for Credit Losses, Credit Quality and Off-Balance Sheet Credit Exposures (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
ACL beginning balance	$ 8,709,225	$ 7,710,256
Impact of adopting CECL	243,376
Charge-offs	(519,535)	(807,974)
Recoveries	178,780	828,943
Credit loss expense (reversal)	1,230,879	978,000
ACL ending balance	9,842,725	8,709,225
Allowance For Loan Losses, Evaluated For Impairment, Individually		108,602
Allowance For Loan Losses Evaluated For Impairment, Collectively		8,600,623
Total All Evaluted For Impairment		8,709,225
Loans Evaluated For Impairment, Individually		10,512,387
Loans Evaluated For Impairment Collectively		738,036,221
Total, Loans Evaluted For Impairment		748,548,608
Unallocated [Member]
ACL beginning balance	102,189	539,117
Impact of adopting CECL	(102,189)
Charge-offs	0	0
Recoveries	0	0
Credit loss expense (reversal)	0	(436,928)
ACL ending balance	0	102,189
Allowance For Loan Losses, Evaluated For Impairment, Individually		0
Allowance For Loan Losses Evaluated For Impairment, Collectively		102,189
Total All Evaluted For Impairment		102,189
Commercial Real Estates [Member]
ACL beginning balance	5,061,813	4,151,760
Impact of adopting CECL	(22,467)
Charge-offs	0	(667,474)
Recoveries	22,058	667,474
Credit loss expense (reversal)	460,678	910,053
ACL ending balance	5,522,082	5,061,813
Allowance For Loan Losses, Evaluated For Impairment, Individually		0
Allowance For Loan Losses Evaluated For Impairment, Collectively		5,061,813
Total All Evaluted For Impairment		5,061,813
Loans Evaluated For Impairment, Individually		3,176,835
Loans Evaluated For Impairment Collectively		353,716,151
Total, Loans Evaluted For Impairment		356,892,986
Residential real estate - 1st lien [Member]
ACL beginning balance	2,001,836	1,765,892
Impact of adopting CECL	273,167
Charge-offs	(1,625)	0
Recoveries	72,588	111,763
Credit loss expense (reversal)	244,960	124,181
ACL ending balance	2,590,926	2,001,836
Allowance For Loan Losses, Evaluated For Impairment, Individually		106,280
Allowance For Loan Losses Evaluated For Impairment, Collectively		1,895,556
Total All Evaluted For Impairment		2,001,836
Loans Evaluated For Impairment, Individually		3,816,012
Loans Evaluated For Impairment Collectively		194,927,363
Total, Loans Evaluted For Impairment		198,743,375
Commercial & industrial [Member]
ACL beginning balance	1,116,322	870,392
Impact of adopting CECL	(164,115)
Charge-offs	(386,578)	(76,875)
Recoveries	10,237	14,112
Credit loss expense (reversal)	524,822	308,693
ACL ending balance	1,100,688	1,116,322
Allowance For Loan Losses, Evaluated For Impairment, Individually		2,322
Allowance For Loan Losses Evaluated For Impairment, Collectively		1,114,000
Total All Evaluted For Impairment		1,116,322
Loans Evaluated For Impairment, Individually		3,442,124
Loans Evaluated For Impairment Collectively		109,509,749
Total, Loans Evaluted For Impairment		112,951,873
Purchased Loan [Member]
ACL beginning balance	53,090	68,655
Impact of adopting CECL	(29,196)
Charge-offs	0	0
Recoveries	0	0
Credit loss expense (reversal)	13,171	(15,565)
ACL ending balance	37,065	53,090
Allowance For Loan Losses, Evaluated For Impairment, Individually		0
Allowance For Loan Losses Evaluated For Impairment, Collectively		53,090
Total All Evaluted For Impairment		53,090
Loans Evaluated For Impairment, Individually		0
Loans Evaluated For Impairment Collectively		7,530,458
Total, Loans Evaluted For Impairment		7,530,458
Municipal [Member]
ACL beginning balance	62,339	76,728
Impact of adopting CECL	24,243
Charge-offs	0	0
Recoveries	0	0
Credit loss expense (reversal)	49,585	(14,389)
ACL ending balance	136,167	62,339
Allowance For Loan Losses, Evaluated For Impairment, Individually		0
Allowance For Loan Losses Evaluated For Impairment, Collectively		62,339
Total All Evaluted For Impairment		62,339
Loans Evaluated For Impairment, Individually		0
Loans Evaluated For Impairment Collectively		34,633,055
Total, Loans Evaluted For Impairment		34,633,055
Residential real estate - Jr lien [Member]
ACL beginning balance	241,950	182,014
Impact of adopting CECL	297,746
Charge-offs	0	0
Recoveries	29,240	5,089
Credit loss expense (reversal)	(137,929)	54,847
ACL ending balance	431,007	241,950
Allowance For Loan Losses, Evaluated For Impairment, Individually		0
Allowance For Loan Losses Evaluated For Impairment, Collectively		241,950
Total All Evaluted For Impairment		241,950
Loans Evaluated For Impairment, Individually		77,416
Loans Evaluated For Impairment Collectively		33,679,456
Total, Loans Evaluted For Impairment		33,756,872
Consumer [Member]
ACL beginning balance	69,686	55,698
Impact of adopting CECL	(33,813)
Charge-offs	(131,332)	(63,625)
Recoveries	44,657	30,505
Credit loss expense (reversal)	75,592	47,108
ACL ending balance	$ 24,790	69,686
Allowance For Loan Losses, Evaluated For Impairment, Individually		0
Allowance For Loan Losses Evaluated For Impairment, Collectively		69,686
Total All Evaluted For Impairment		69,686
Loans Evaluated For Impairment, Individually		0
Loans Evaluated For Impairment Collectively		4,039,989
Total, Loans Evaluted For Impairment		$ 4,039,989